First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Communications Equipment – 4.9%
45,445	ADTRAN, Inc.	$796,651
23,159	AudioCodes Ltd.	510,424
794,562	Cisco Systems, Inc.	33,880,124
40,375	Comtech Telecommunications Corp.	366,201
406,215	Juniper Networks, Inc.	11,577,128
108,767	Motorola Solutions, Inc.	22,797,563
498,228	Telefonaktiebolaget LM Ericsson, ADR	3,686,887
24,201	Ubiquiti, Inc.	6,006,930
		79,621,908
	Diversified Telecommunication Services – 11.2%
1,681,304	AT&T, Inc.	35,240,132
11,564	ATN International, Inc.	542,467
657,391	BCE, Inc.	32,330,489
35,499	Chunghwa Telecom Co., Ltd., ADR	1,464,334
123,605	Cogent Communications Holdings, Inc.	7,510,240
2,924,425	Lumen Technologies, Inc.	31,905,477
203,972	Orange S.A., ADR	2,400,750
63,403	Telkom Indonesia Persero Tbk PT, ADR	1,714,417
1,429,512	TELUS Corp.	31,849,527
697,893	Verizon Communications, Inc.	35,418,070
		180,375,903
	Electronic Equipment, Instruments & Components – 5.3%
215,196	Amphenol Corp., Class A	13,854,319
71,631	Avnet, Inc.	3,071,537
33,666	Benchmark Electronics, Inc.	759,505
52,991	CDW Corp.	8,349,262
863,931	Corning, Inc.	27,222,466
27,184	Jabil, Inc.	1,392,093
16,989	Methode Electronics, Inc.	629,273
149,819	National Instruments Corp.	4,678,847
34,248	TD SYNNEX Corp.	3,119,993
184,303	TE Connectivity Ltd.	20,853,884
93,159	Vishay Intertechnology, Inc.	1,660,093
		85,591,272
	Health Care Technology – 0.0%
3,780	Simulations Plus, Inc.	186,467
	Interactive Media & Services – 0.3%
36,114	Autohome, Inc., ADR	1,420,363
102,316	JOYY, Inc., ADR	3,055,156
		4,475,519
Shares	Description	Value

	Internet & Direct Marketing Retail – 0.1%
19,381	Shutterstock, Inc.	$1,110,725
	IT Services – 11.6%
77,174	Amdocs Ltd.	6,429,366
255,628	Cognizant Technology Solutions Corp., Class A	17,252,334
19,593	CSG Systems International, Inc.	1,169,310
23,439	Hackett Group (The), Inc.	444,638
526,801	Infosys Ltd., ADR	9,751,087
1,031,259	International Business Machines Corp.	145,603,458
106,096	SS&C Technologies Holdings, Inc.	6,160,995
34,219	Switch, Inc., Class A	1,146,336
		187,957,524
	Media – 2.2%
2,355	Cable One, Inc.	3,036,349
808,377	Comcast Corp., Class A	31,720,713
		34,757,062
	Professional Services – 0.8%
46,710	KBR, Inc.	2,260,297
68,728	Leidos Holdings, Inc.	6,921,597
35,321	Science Applications International Corp.	3,288,385
		12,470,279
	Semiconductors & Semiconductor Equipment – 37.9%
79,777	Amkor Technology, Inc.	1,352,220
323,294	Analog Devices, Inc.	47,230,020
263,521	Applied Materials, Inc.	23,975,140
244,552	ASE Technology Holding Co., Ltd., ADR	1,264,334
21,752	ASML Holding N.V.	10,351,342
246,807	Broadcom, Inc.	119,901,309
112,633	Himax Technologies, Inc., ADR	842,495
3,223,319	Intel Corp.	120,584,364
61,309	KLA Corp.	19,562,476
25,047	Kulicke & Soffa Industries, Inc.	1,072,262
57,258	Lam Research Corp.	24,400,497
257,052	Microchip Technology, Inc.	14,929,580
9,773	Monolithic Power Systems, Inc.	3,753,223
129,686	NXP Semiconductors N.V.	19,197,419
15,089	Power Integrations, Inc.	1,131,826
499,859	QUALCOMM, Inc.	63,851,989
23,939	Silicon Motion Technology Corp., ADR	2,003,694
119,257	Skyworks Solutions, Inc.	11,047,968
751,206	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	61,411,090
405,012	Texas Instruments, Inc.	62,230,094

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
147,458	United Microelectronics Corp., ADR	$998,291
12,450	Universal Display Corp.	1,259,193
		612,350,826
	Software – 17.5%
30,222	American Software, Inc., Class A	488,388
29,046	Dolby Laboratories, Inc., Class A	2,078,532
11,771	Ebix, Inc.	198,930
31,522	InterDigital, Inc.	1,916,538
211,369	Micro Focus International PLC, ADR	712,314
526,648	Microsoft Corp.	135,259,006
440,998	NortonLifeLock, Inc.	9,684,316
210,778	Open Text Corp.	7,975,839
1,574,851	Oracle Corp.	110,034,839
23,470	Progress Software Corp.	1,063,191
20,953	Roper Technologies, Inc.	8,269,101
50,074	SAP SE, ADR	4,542,713
		282,223,707
	Technology Hardware, Storage & Peripherals – 5.7%
1,480,530	Hewlett Packard Enterprise Co.	19,631,828
890,900	HP, Inc.	29,203,702
94,446	Logitech International S.A.	4,916,859
228,935	NetApp, Inc.	14,935,719
262,166	Seagate Technology Holdings PLC	18,729,139
304,536	Xerox Holdings Corp.	4,522,360
		91,939,607
	Wireless Telecommunication Services – 2.3%
232,820	America Movil SAB de CV, ADR, Class L	4,756,512
1,324,111	Mobile TeleSystems PJSC, ADR (a) (b) (c)	182,304
36,961	PLDT, Inc., ADR	1,124,354
581,540	Rogers Communications, Inc., Class B	27,855,766
203,072	Telephone & Data Systems, Inc.	3,206,507
		37,125,443
	Total Investments – 99.8%	1,610,186,242
	(Cost $1,607,349,975)
	Net Other Assets and Liabilities – 0.2%	3,513,328
	Net Assets – 100.0%	$1,613,699,570

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2022, securities noted as such are valued at $182,304 or 0.0% of net assets.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s Advisor.
(c)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Wireless Telecommunication Services	$ 37,125,443	$ 36,943,139	$ —	$ 182,304
Other industry categories*	1,573,060,799	1,573,060,799	—	—
Total Investments	$ 1,610,186,242	$ 1,610,003,938	$—	$ 182,304

*	See Portfolio of Investments for industry breakout.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 21.2%
	Energy Equipment & Services – 1.1%
324,851	USA Compression Partners, L.P.	$5,431,508
	Industrial Conglomerates – 1.4%
133,407	Icahn Enterprises, L.P.	6,419,545
	Oil, Gas & Consumable Fuels – 18.7%
295,037	Black Stone Minerals, L.P.	4,039,057
51,239	Cheniere Energy Partners, L.P.	2,299,094
135,493	Crestwood Equity Partners, L.P.	3,262,671
240,887	CrossAmerica Partners, L.P.	4,877,962
87,168	Delek Logistics Partners, L.P.	4,245,082
186,174	Dorchester Minerals, L.P.	4,440,250
290,832	Energy Transfer, L.P.	2,902,503
138,979	Enterprise Products Partners, L.P.	3,386,918
160,097	Global Partners, L.P.	3,762,279
236,293	Holly Energy Partners, L.P.	3,787,777
275,894	Kimbell Royalty Partners, L.P.	4,326,018
388,596	KNOT Offshore Partners, L.P.	6,361,317
84,625	Magellan Midstream Partners, L.P.	4,041,690
152,999	MPLX, L.P.	4,459,921
315,470	NuStar Energy, L.P.	4,416,580
274,877	PBF Logistics, L.P.	4,244,101
332,398	Plains All American Pipeline, L.P.	3,264,148
288,124	Plains GP Holdings, L.P., Class A (a)	2,973,440
258,700	Rattler Midstream, L.P.	3,531,255
291,698	Shell Midstream Partners, L.P.	4,104,191
87,906	Sunoco, L.P.	3,274,498
105,208	Viper Energy Partners, L.P. (a)	2,806,949
112,061	Western Midstream Partners, L.P.	2,724,203
		87,531,904
	Total Master Limited Partnerships	99,382,957
	(Cost $83,291,104)
COMMON STOCKS – 20.1%
	Banks – 5.0%
71,777	Associated Banc-Corp.	1,310,648
19,080	Bank of Hawaii Corp.	1,419,552
31,189	Citigroup, Inc.	1,434,382
39,218	Dime Community Bancshares, Inc.	1,162,814
79,902	First Financial Bancorp	1,550,099
66,152	First Hawaiian, Inc.	1,502,312
54,226	First Interstate BancSystem, Inc., Class A	2,066,553
135,443	FNB Corp.	1,470,911
103,805	Fulton Financial Corp.	1,499,982
100,803	Hope Bancorp, Inc.	1,395,113
69,438	KeyCorp	1,196,417
88,218	Old National Bancorp	1,304,744
27,863	Truist Financial Corp.	1,321,542
50,897	United Bankshares, Inc.	1,784,958
28,622	US Bancorp	1,317,184
49,287	WesBanco, Inc.	1,562,891
		23,300,102
	Biotechnology – 0.5%
34,837	Gilead Sciences, Inc.	2,153,275

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Capital Markets – 0.8%
50,674	Federated Hermes, Inc.	$1,610,926
72,428	Lazard Ltd., Class A	2,347,392
		3,958,318
	Chemicals – 1.1%
31,176	Dow, Inc.	1,608,993
41,415	LyondellBasell Industries N.V., Class A	3,622,156
		5,231,149
	Containers & Packaging – 0.4%
41,173	International Paper Co.	1,722,267
	Diversified Consumer Services – 0.6%
72,896	H&R Block, Inc.	2,574,687
	Diversified Telecommunication Services – 1.3%
179,543	AT&T, Inc.	3,763,221
44,756	Verizon Communications, Inc.	2,271,367
		6,034,588
	Electric Utilities – 2.0%
29,923	ALLETE, Inc.	1,758,874
27,269	Edison International	1,724,492
43,385	NRG Energy, Inc.	1,656,005
49,068	OGE Energy Corp.	1,892,062
29,260	Pinnacle West Capital Corp.	2,139,491
		9,170,924
	Food & Staples Retailing – 0.3%
42,669	Walgreens Boots Alliance, Inc.	1,617,155
	Food Products – 0.3%
41,778	Kraft Heinz (The) Co.	1,593,413
	Household Durables – 0.4%
55,513	Leggett & Platt, Inc.	1,919,640
	Household Products – 0.3%
51,798	Energizer Holdings, Inc.	1,468,473
	Industrial Conglomerates – 0.3%
12,095	3M Co.	1,565,214
	Insurance – 2.3%
37,742	Fidelity National Financial, Inc.	1,394,944
180,658	Old Republic International Corp.	4,039,513
23,129	Principal Financial Group, Inc.	1,544,786
16,936	Prudential Financial, Inc.	1,620,437
21,892	Safety Insurance Group, Inc.	2,125,713
		10,725,393
	IT Services – 1.0%
17,708	International Business Machines Corp.	2,500,193
134,681	Western Union (The) Co.	2,218,196
		4,718,389
	Leisure Products – 0.4%
29,459	Sturm Ruger & Co., Inc.	1,875,065

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities – 0.4%
31,706	NorthWestern Corp.	$1,868,435
	Oil, Gas & Consumable Fuels – 0.4%
22,921	Exxon Mobil Corp.	1,962,954
	Textiles, Apparel & Luxury Goods – 0.3%
28,651	VF Corp.	1,265,515
	Thrifts & Mortgage Finance – 0.9%
278,406	New York Community Bancorp, Inc.	2,541,847
78,975	Provident Financial Services, Inc.	1,757,983
		4,299,830
	Tobacco – 1.1%
54,529	Altria Group, Inc.	2,277,676
43,513	Universal Corp.	2,632,537
		4,910,213
	Total Common Stocks	93,934,999
	(Cost $94,470,936)
EXCHANGE-TRADED FUNDS – 18.7%
	Capital Markets – 18.7%
2,240,746	First Trust Tactical High Yield ETF (b)	87,725,206
	(Cost $107,433,292)
REAL ESTATE INVESTMENT TRUSTS – 18.7%
	Diversified REITs – 1.0%
93,157	Essential Properties Realty Trust, Inc.	2,001,944
96,121	STORE Capital Corp.	2,506,836
		4,508,780
	Health Care REITs – 0.6%
167,398	Medical Properties Trust, Inc.	2,556,167
	Mortgage REITs – 10.4%
1,091,290	Annaly Capital Management, Inc.	6,449,524
262,836	Arbor Realty Trust, Inc.	3,445,780
143,946	Blackstone Mortgage Trust, Inc., Class A	3,982,986
688,195	Broadmark Realty Capital, Inc.	4,617,788
599,814	Chimera Investment Corp.	5,290,359
233,639	KKR Real Estate Finance Trust, Inc.	4,077,001
487,634	New Residential Investment Corp.	4,544,749
430,254	Ready Capital Corp.	5,128,628
467,340	Redwood Trust, Inc.	3,603,191
1,548,157	Two Harbors Investment Corp.	7,709,822
		48,849,828
	Office REITs – 1.6%
87,132	Corporate Office Properties Trust	2,281,987
169,662	Piedmont Office Realty Trust, Inc., Class A	2,225,966
63,055	SL Green Realty Corp.	2,909,988
		7,417,941
	Retail REITs – 2.2%
34,312	Agree Realty Corp.	2,474,924
119,588	Getty Realty Corp.	3,169,082

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares/ Units	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Retail REITs (Continued)
62,886	National Retail Properties, Inc.	$2,704,098
21,166	Simon Property Group, Inc.	2,009,077
		10,357,181
	Specialized REITs – 2.9%
99,442	Four Corners Property Trust, Inc.	2,644,163
80,837	Gaming and Leisure Properties, Inc.	3,707,185
51,879	Iron Mountain, Inc.	2,525,988
206,892	Uniti Group, Inc.	1,948,923
93,740	VICI Properties, Inc.	2,792,514
		13,618,773
	Total Real Estate Investment Trusts	87,308,670
	(Cost $94,915,401)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 20.7%
	Banks – 3.9%
136,231	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (c)	7.61%	10/30/40	3,650,991
149,385	Citigroup, Inc., Series J (d)	7.13%	(e)	3,821,268
144,314	Citigroup, Inc., Series K (d)	6.88%	(e)	3,713,199
143,224	PNC Financial Services Group (The), Inc., Series P, 3 Mo. LIBOR + 4.07% (c)	5.35%	(e)	3,632,161
138,774	Wells Fargo & Co., Series R (d)	6.63%	(e)	3,587,308
				18,404,927
	Capital Markets – 1.6%
149,323	Morgan Stanley, Series E (d)	7.13%	(e)	3,916,742
144,858	Morgan Stanley, Series F (d)	6.88%	(e)	3,731,542
				7,648,284
	Diversified Financial Services – 1.6%
152,688	Apollo Asset Management, Inc., Class A	6.38%	(e)	3,673,673
145,577	Apollo Asset Management, Inc., Series B	6.38%	(e)	3,642,337
				7,316,010
	Diversified Telecommunication Services – 1.8%
177,157	Qwest Corp.	6.50%	09/01/56	4,079,926
179,106	Qwest Corp.	6.75%	06/15/57	4,305,708
				8,385,634
	Food Products – 0.9%
155,552	CHS, Inc., Series 1	7.88%	(e)	4,252,792
	Insurance – 1.5%
148,374	Axis Capital Holdings Ltd., Series E	5.50%	(e)	3,246,423
142,925	Reinsurance Group of America, Inc. (d)	6.20%	09/15/42	3,605,998
				6,852,421
	Mortgage Real Estate Investment Trusts – 4.1%
172,981	AGNC Investment Corp., Series C (d)	7.00%	(e)	3,878,234
166,970	AGNC Investment Corp., Series E (d)	6.50%	(e)	3,526,406
167,511	AGNC Investment Corp., Series F (d)	6.13%	(e)	3,383,722
195,294	Chimera Investment Corp., Series B (d)	8.00%	(e)	4,177,339

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
199,512	Two Harbors Investment Corp., Series B (d)	7.63%	(e)	$4,397,245
				19,362,946
	Multi-Utilities – 0.8%
140,432	NiSource, Inc., Series B (d)	6.50%	(e)	3,665,275
	Oil, Gas & Consumable Fuels – 0.8%
163,002	NuStar Logistics L.P., 3 Mo. LIBOR + 6.73% (c)	7.78%	01/15/43	3,903,898
	Real Estate Management & Development – 2.6%
188,350	DigitalBridge Group, Inc., Class H	7.13%	(e)	4,071,844
187,095	DigitalBridge Group, Inc., Series I	7.15%	(e)	4,022,543
188,664	DigitalBridge Group, Inc., Series J	7.13%	(e)	4,065,709
				12,160,096
	Trading Companies & Distributors – 1.1%
188,784	WESCO International, Inc., Series A (d)	10.63%	(e)	5,176,457
	Total $25 Par Preferred Securities			97,128,740
	(Cost $101,856,073)

Total Investments – 99.4%	465,480,572
(Cost $481,966,806)
Net Other Assets and Liabilities – 0.6%	2,949,466
Net Assets – 100.0%	$468,430,038

(a)	This security is taxed as a “C” corporation for federal income tax purposes.
(b)	Investment in an affiliated fund.
(c)	Floating rate security.
(d)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at June 30, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(e)	Perpetual maturity.

LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Master Limited Partnerships*	$ 99,382,957	$ 99,382,957	$ —	$ —
Common Stocks*	93,934,999	93,934,999	—	—
Exchange-Traded Funds*	87,725,206	87,725,206	—	—
Real Estate Investment Trusts*	87,308,670	87,308,670	—	—
$25 Par Preferred Securities*	97,128,740	97,128,740	—	—
Total Investments	$ 465,480,572	$ 465,480,572	$—	$—

*	See Portfolio of Investments for industry breakout.

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2022, and for the fiscal year-to-date period (October 1, 2021 to June 30, 2022) are as follows:
Security Name	Shares at 6/30/2022	Value at 9/30/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2022	Dividend Income
First Trust Tactical High Yield ETF	2,240,746	$ 94,677,062	$ 23,421,090	$ (11,603,942)	$ (18,341,052)	$ (427,952)	$ 87,725,206	$ 4,393,925

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 91.6%
	Aerospace & Defense – 3.2%
95,035	BAE Systems PLC	$960,426
254,500	Singapore Technologies Engineering Ltd.	747,398
		1,707,824
	Banks – 6.6%
4,386	Bank of Montreal	421,767
8,033	Bank of Nova Scotia (The)	475,415
8,010	Banque Cantonale Vaudoise	628,449
8,837	Canadian Imperial Bank of Commerce	429,149
33,900	Fukuoka Financial Group, Inc.	610,640
98,100	Mitsubishi UFJ Financial Group, Inc.	527,374
15,400	Sumitomo Mitsui Trust Holdings, Inc.	474,440
		3,567,234
	Beverages – 1.5%
123,888	Arca Continental S.A.B. de C.V.	817,090
	Capital Markets – 3.5%
195,993	Ashmore Group PLC	529,176
61,176	IG Group Holdings PLC	514,212
17,054	IGM Financial, Inc.	457,087
19,900	SBI Holdings, Inc.	389,405
		1,889,880
	Chemicals – 1.9%
12,326	BASF SE	536,380
19,800	Denka Co., Ltd.	479,385
		1,015,765
	Commercial Services & Supplies – 1.1%
32,102	Intrum AB	612,401
	Construction & Engineering – 1.5%
26,052	Bouygues S.A.	801,563
	Diversified Telecommunication Services – 6.0%
17,798	BCE, Inc.	874,829
1,326	Swisscom AG	732,554
69,535	Telenor ASA	924,808
32,674	TELUS Corp.	727,753
		3,259,944
	Electric Utilities – 7.8%
139,496	CK Infrastructure Holdings Ltd.	855,095
69,380	CLP Holdings, Ltd.	575,603
131,914	EDP - Energias de Portugal S.A.	615,441
15,535	Emera, Inc.	727,750
25,526	Fortum Oyj	382,926
Shares	Description	Value

	Electric Utilities (Continued)
164,496	Power Assets Holdings Ltd.	$1,034,546
		4,191,361
	Gas Utilities – 7.4%
127,178	APA Group	989,333
207,536	Beijing Enterprises Holdings Ltd.	737,913
64,195	Enagas S.A.	1,417,445
37,365	Rubis SCA	872,410
		4,017,101
	Independent Power & Renewable Electricity Producers – 4.1%
31,772	Capital Power Corp.	1,110,984
67,000	Electric Power Development Co., Ltd.	1,108,107
		2,219,091
	Insurance – 13.1%
15,061	Ageas S.A./N.V.	662,578
2,382	Allianz SE	454,611
3,251	Baloise Holding AG	530,908
21,981	Great-West Lifeco, Inc.	536,718
4,879	Helvetia Holding AG	570,873
192,431	Legal & General Group PLC	561,020
29,698	Manulife Financial Corp.	514,962
17,800	MS&AD Insurance Group Holdings, Inc.	545,492
1,603	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	376,625
18,616	Power Corp. of Canada	478,995
8,621	Sun Life Financial, Inc.	395,017
769	Swiss Life Holding AG	374,572
8,400	Tokio Marine Holdings, Inc.	489,278
1,365	Zurich Insurance Group AG	593,671
		7,085,320
	Machinery – 0.9%
8,061	Sulzer AG	500,725
	Media – 1.1%
28,665	Quebecor, Inc., Class B	612,627
	Metals & Mining – 1.2%
42,200	Asahi Holdings, Inc.	662,796
	Multi-Utilities – 3.1%
22,650	ATCO Ltd., Class I	775,998
29,614	Canadian Utilities Ltd., Class A	883,221
		1,659,219
	Oil, Gas & Consumable Fuels – 8.1%
14,644	Canadian Natural Resources Ltd.	786,922
224,600	ENEOS Holdings, Inc.	850,361
51,967	Keyera Corp.	1,186,940

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
20,038	Koninklijke Vopak N.V.	$505,652
20,398	TC Energy Corp.	1,056,664
		4,386,539
	Paper & Forest Products – 1.0%
17,066	UPM-Kymmene Oyj	518,824
	Pharmaceuticals – 3.0%
7,416	Novartis AG	628,066
34,700	Takeda Pharmaceutical Co., Ltd.	976,449
		1,604,515
	Professional Services – 1.1%
17,523	Adecco Group AG	595,450
	Real Estate Management & Development – 10.9%
381,399	China Overseas Land & Investment Ltd.	1,205,421
220,158	Henderson Land Development Co., Ltd.	824,877
155,962	Longfor Group Holdings Ltd. (a) (b)	736,401
298,910	New World Development Co., Ltd.	1,072,325
789,654	Sino Land Co., Ltd.	1,165,340
75,817	Sun Hung Kai Properties Ltd.	895,682
		5,900,046
	Tobacco – 1.9%
16,237	KT&G Corp.	1,027,943
	Water Utilities – 1.6%
804,327	Guangdong Investment Ltd.	850,782
	Total Common Stocks	49,504,040
	(Cost $52,753,296)
REAL ESTATE INVESTMENT TRUSTS – 7.6%
	Equity Real Estate Investment Trusts – 7.6%
19,183	Allied Properties Real Estate Investment Trust	494,627
125	Daiwa Office Investment Corp.	641,215
1,011	Japan Metropolitan Fund Investment Corp.	787,608
90,462	Link REIT	737,826
365,761	Primary Health Properties PLC	606,863
Shares	Description	Value

	Equity Real Estate Investment Trusts (Continued)
40,280	SmartCentres Real Estate Investment Trust	$860,237
	Total Real Estate Investment Trusts	4,128,376
	(Cost $4,727,709)
	Total Investments – 99.2%	53,632,416
	(Cost $57,481,005)
	Net Other Assets and Liabilities – 0.8%	417,418
	Net Assets – 100.0%	$54,049,834

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(b)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

Currency Exposure Diversification	% of Total Investments
Canadian Dollar	25.8%
Hong Kong Dollar	19.9
Japanese Yen	15.9
Euro	13.3
Swiss Franc	9.6
British Pound Sterling	5.9
South Korean Won	1.9
Australian Dollar	1.9
Norwegian Krone	1.7
Mexican Peso	1.5
Singapore Dollar	1.4
Swedish Krona	1.2
Total	100.0%

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 49,504,040	$ 49,504,040	$ —	$ —
Real Estate Investment Trusts*	4,128,376	4,128,376	—	—
Total Investments	$ 53,632,416	$ 53,632,416	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 95.5%
	Aerospace & Defense – 1.0%
369	Lockheed Martin Corp.	$158,655
7,921	RADA Electronic Industries Ltd. (a)	73,190
2,077	Raytheon Technologies Corp.	199,621
		431,466
	Air Freight & Logistics – 0.5%
1,112	United Parcel Service, Inc., Class B	202,984
	Automobiles – 2.4%
19,101	Stellantis N.V.	236,089
1,234	Tesla, Inc. (a) (b)	831,000
		1,067,089
	Banks – 2.4%
9,433	Bank of America Corp.	293,649
2,519	Citigroup, Inc.	115,849
3,870	JPMorgan Chase & Co. (b)	435,801
5,099	Wells Fargo & Co. (b)	199,728
		1,045,027
	Beverages – 3.8%
1,622	Brown-Forman Corp., Class B	113,800
5,826	Coca-Cola (The) Co.	366,514
13,724	Coca-Cola European Partners PLC (b)	708,296
1,371	MGP Ingredients, Inc.	137,223
2,093	PepsiCo, Inc.	348,819
		1,674,652
	Biotechnology – 1.4%
2,743	AbbVie, Inc. (b)	420,118
838	Amgen, Inc.	203,885
		624,003
	Building Products – 0.2%
1,210	UFP Industries, Inc.	82,449
	Capital Markets – 2.5%
7,421	Artisan Partners Asset Management, Inc., Class A	263,965
189	BlackRock, Inc.	115,108
2,016	Charles Schwab (The) Corp.	127,371
448	Goldman Sachs Group (The), Inc.	133,065
4,525	Moelis & Co., Class A	178,059
1,898	Morgan Stanley	144,362
459	S&P Global, Inc.	154,710
		1,116,640
	Chemicals – 1.9%
7,379	Chemours (The) Co.	236,276
755	Linde PLC	217,085
372	NewMarket Corp.	111,957
3,054	Valvoline, Inc.	88,047
1,946	Westlake Corp.	190,747
		844,112
	Communications Equipment – 0.6%
6,501	Cisco Systems, Inc.	277,203

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Finance – 0.3%
838	American Express Co.	$116,164
	Containers & Packaging – 1.1%
8,425	Sonoco Products Co.	480,562
	Diversified Financial Services – 1.5%
2,493	Berkshire Hathaway, Inc., Class B (a) (b)	680,639
	Diversified Telecommunication Services – 1.2%
10,560	AT&T, Inc. (b)	221,338
6,268	Verizon Communications, Inc.	318,101
		539,439
	Electric Utilities – 2.8%
8,953	Avangrid, Inc.	412,913
1,154	Duke Energy Corp.	123,720
3,262	IDACORP, Inc.	345,511
2,945	NextEra Energy, Inc.	228,120
1,632	Otter Tail Corp.	109,556
		1,219,820
	Entertainment – 0.5%
2,495	Walt Disney (The) Co. (a)	235,528
	Food & Staples Retailing – 1.7%
3,215	Albertsons Cos., Inc., Class A	85,905
615	Costco Wholesale Corp.	294,757
2,413	Grocery Outlet Holding Corp. (a)	102,866
2,109	Walmart, Inc.	256,412
		739,940
	Food Products – 2.7%
10,398	Cal-Maine Foods, Inc.	513,765
2,941	Darling Ingredients, Inc. (a)	175,872
14,609	Flowers Foods, Inc.	384,509
2,106	Mondelez International, Inc., Class A	130,761
		1,204,907
	Health Care Equipment & Supplies – 2.3%
2,655	Abbott Laboratories	288,465
8,431	Lantheus Holdings, Inc. (a)	556,699
2,049	Medtronic PLC	183,898
		1,029,062
	Health Care Providers & Services – 4.1%
796	Chemed Corp.	373,635
477	Cigna Corp.	125,699
1,941	CVS Health Corp. (b)	179,853
346	Elevance Health, Inc.	166,973
8,567	Patterson Cos., Inc.	259,580
1,380	UnitedHealth Group, Inc.	708,809
		1,814,549
	Hotels, Restaurants & Leisure – 0.8%
55	Booking Holdings, Inc. (a)	96,194
1,008	McDonald’s Corp.	248,855
		345,049

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Products – 1.2%
3,707	Procter & Gamble (The) Co.	$533,029
	Independent Power & Renewable Electricity Producers – 0.9%
6,964	Atlantica Sustainable Infrastructure PLC	224,659
3,081	Clearway Energy, Inc., Class C	107,342
3,620	Vistra Corp.	82,717
		414,718
	Industrial Conglomerates – 0.7%
895	3M Co.	115,822
1,065	Honeywell International, Inc.	185,108
		300,930
	Insurance – 0.3%
593	Chubb Ltd.	116,572
	Interactive Media & Services – 5.2%
415	Alphabet, Inc., Class A (a)	904,393
397	Alphabet, Inc., Class C (a)	868,418
3,165	Meta Platforms, Inc., Class A (a) (b)	510,356
		2,283,167
	Internet & Direct Marketing Retail – 2.9%
12,296	Amazon.com, Inc. (a) (b)	1,305,958
	IT Services – 3.3%
852	Accenture PLC, Class A	236,558
570	Automatic Data Processing, Inc.	119,723
1,254	International Business Machines Corp.	177,052
1,159	Mastercard, Inc., Class A	365,641
1,532	PayPal Holdings, Inc. (a)	106,995
2,262	Visa, Inc., Class A	445,365
		1,451,334
	Life Sciences Tools & Services – 1.1%
845	Danaher Corp.	214,225
533	Thermo Fisher Scientific, Inc. (b)	289,568
		503,793
	Machinery – 0.6%
839	Caterpillar, Inc.	149,980
426	Deere & Co.	127,574
		277,554
	Marine – 0.9%
10,065	Genco Shipping & Trading Ltd.	194,456
7,359	Star Bulk Carriers Corp.	183,901
		378,357
	Media – 0.5%
6,154	Comcast Corp., Class A	241,483
	Metals & Mining – 2.7%
542	Alpha Metallurgical Resources, Inc.	69,988
1,249	Reliance Steel & Aluminum Co.	212,155
15,152	Southern Copper Corp. (b)	754,721
1,368	Steel Dynamics, Inc.	90,493

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining (Continued)
2,183	Wheaton Precious Metals Corp.	$78,654
		1,206,011
	Multi-Utilities – 0.5%
5,412	Avista Corp.	235,476
	Oil, Gas & Consumable Fuels – 9.4%
22,045	Antero Midstream Corp.	199,507
2,361	Antero Resources Corp. (a)	72,365
5,034	Archaea Energy, Inc. (a)	78,178
6,095	Chesapeake Energy Corp.	494,304
2,855	Chevron Corp.	413,347
35,658	Comstock Resources, Inc. (a)	430,749
1,915	ConocoPhillips	171,986
7,817	CVR Energy, Inc.	261,869
6,480	Delek US Holdings, Inc. (a)	167,443
7,558	EQT Corp.	259,995
6,195	Exxon Mobil Corp.	530,540
1,384	Gulfport Energy Corp. (a)	110,042
3,643	Magnolia Oil & Gas Corp., Class A	76,467
3,767	Murphy Oil Corp.	113,726
2,883	New Fortress Energy, Inc.	114,080
4,587	Ovintiv, Inc.	202,700
3,017	PBF Energy, Inc., Class A (a)	87,553
3,370	PDC Energy, Inc.	207,626
3,126	Range Resources Corp. (a)	77,368
12,231	SFL Corp., Ltd.	116,072
		4,185,917
	Personal Products – 0.7%
1,650	Medifast, Inc.	297,841
	Pharmaceuticals – 5.4%
2,966	Amphastar Pharmaceuticals, Inc. (a)	103,187
3,329	Bristol-Myers Squibb Co.	256,333
1,175	Eli Lilly & Co.	380,970
3,930	Johnson & Johnson (b)	697,614
3,758	Merck & Co., Inc.	342,617
8,048	Pfizer, Inc.	421,957
4,113	Royalty Pharma PLC, Class A	172,911
		2,375,589
	Road & Rail – 0.5%
1,006	Union Pacific Corp.	214,560
	Semiconductors & Semiconductor Equipment – 4.3%
2,322	Advanced Micro Devices, Inc. (a)	177,563
721	Analog Devices, Inc.	105,331
1,262	Applied Materials, Inc.	114,817
633	Broadcom, Inc.	307,518
5,692	Intel Corp.	212,938
3,534	NVIDIA Corp. (b)	535,719
1,716	QUALCOMM, Inc.	219,202
1,419	Texas Instruments, Inc.	218,029
		1,891,117

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software – 7.7%
636	Adobe, Inc. (a)	$232,814
374	Intuit, Inc.	144,155
10,428	Microsoft Corp. (b)	2,678,223
2,138	Oracle Corp.	149,382
1,344	salesforce.com, Inc. (a)	221,814
		3,426,388
	Specialty Retail – 2.1%
5,437	Buckle (The), Inc.	150,551
1,498	Home Depot (The), Inc.	410,856
907	Lowe’s Cos., Inc.	158,426
928	Murphy USA, Inc.	216,103
		935,936
	Technology Hardware, Storage & Peripherals – 6.5%
21,209	Apple, Inc. (b)	2,899,694
	Textiles, Apparel & Luxury Goods – 0.4%
1,797	NIKE, Inc., Class B	183,653
	Tobacco – 1.1%
2,836	Altria Group, Inc.	118,460
2,396	Philip Morris International, Inc.	236,581
11,796	Vector Group Ltd.	123,858
		478,899
	Trading Companies & Distributors – 0.9%
679	Veritiv Corp (a)	73,705
1,353	Watsco, Inc.	323,124
		396,829
	Total Common Stocks	42,306,089
	(Cost $42,103,242)
REAL ESTATE INVESTMENT TRUSTS – 3.8%
	Equity Real Estate Investment Trusts – 3.5%
638	American Tower Corp.	163,066
20,579	Apartment Investment and Management Co., Class A (a)	131,706
3,710	EPR Properties	174,110
10,559	Equity Commonwealth (a)	290,689
6,115	Omega Healthcare Investors, Inc.	172,382
3,640	PotlatchDeltic Corp.	160,852
1,030	Prologis, Inc.	121,179
2,328	Rayonier, Inc.	87,021
9,057	VICI Properties, Inc.	269,808
		1,570,813
	Mortgage Real Estate Investment Trusts – 0.3%
9,381	Arbor Realty Trust, Inc.	122,985
	Total Real Estate Investment Trusts	1,693,798
	(Cost $1,745,743)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 1.1%
	Oil, Gas & Consumable Fuels – 1.1%
10,807	Hess Midstream, L.P., Class A (c)	302,596

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
6,492	Viper Energy Partners, L.P. (c)	$173,207
	Total Master Limited Partnerships	475,803
	(Cost $527,492)
	Total Investments – 100.4%	44,475,690
	(Cost $44,376,477)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.8)%
(16)	S&P 500 Index®	$(6,056,608)	$3,800.00	07/15/22	(105,824)
(16)	S&P 500 Index®	(6,056,608)	3,900.00	07/15/22	(43,360)
(8)	S&P 500 Index®	(3,028,304)	4,000.00	07/15/22	(6,976)
(11)	S&P 500 Index®	(4,163,918)	4,300.00	07/15/22	(407)
(9)	S&P 500 Index®	(3,406,842)	4,350.00	07/15/22	(157)
(13)	S&P 500 Index®	(4,920,994)	3,900.00	08/19/22	(107,055)
(11)	S&P 500 Index®	(4,163,918)	3,950.00	08/19/22	(71,236)
	Total Call Options Written				(335,015)
	(Premiums received $702,818)

Net Other Assets and Liabilities – 0.4%	169,090
Net Assets – 100.0%	$44,309,765

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged to cover options written.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 42,306,089	$ 42,306,089	$ —	$ —
Real Estate Investment Trusts*	1,693,798	1,693,798	—	—
Master Limited Partnerships*	475,803	475,803	—	—
Total Investments	$ 44,475,690	$ 44,475,690	$—	$—

LIABILITIES TABLE
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (335,015)	$ (335,015)	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq BuyWrite Income ETF (FTQI) (a)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.3%
	Aerospace & Defense – 0.5%
409	AeroVironment, Inc. (b)	$33,620
5,743	Rocket Lab USA, Inc. (b)	21,766
		55,386
	Auto Components – 0.2%
3,471	Luminar Technologies, Inc. (b)	20,583
	Automobiles – 4.5%
7,969	Polestar Automotive Holding UK PLC, Class A, ADR (b)	70,207
689	Tesla, Inc. (b) (c)	463,986
		534,193
	Banks – 3.3%
1,429	ConnectOne Bancorp, Inc.	34,939
599	Independent Bank Group, Inc.	40,678
1,266	Lakeland Financial Corp.	84,088
846	Live Oak Bancshares, Inc.	28,671
601	Triumph Bancorp, Inc. (b)	37,599
769	UMB Financial Corp.	66,211
2,722	Valley National Bancorp	28,336
1,221	Veritex Holdings, Inc.	35,726
692	Zions Bancorp N.A.	35,223
		391,471
	Beverages – 1.9%
1,377	PepsiCo, Inc. (c)	229,491
	Biotechnology – 2.6%
1,207	Ascendis Pharma A.S., ADR (b)	112,203
2,559	Avidity Biosciences, Inc. (b)	37,182
896	Legend Biotech Corp., ADR (b)	49,280
1,310	Prometheus Biosciences, Inc. (b)	36,981
2,683	Relay Therapeutics, Inc. (b)	44,940
1,258	Xencor, Inc. (b)	34,432
		315,018
	Capital Markets – 5.1%
21,093	BGC Partners, Inc., Class A	71,084
516	Coinbase Global, Inc., Class A (b)	24,262
481	MarketAxess Holdings, Inc.	123,141
518	Morningstar, Inc.	125,268
1,184	Northern Trust Corp.	114,232
3,678	Open Lending Corp., Class A (b)	37,626
10,045	Perella Weinberg Partners	58,562
2,194	Victory Capital Holdings, Inc., Class A	52,875
		607,050
	Communications Equipment – 1.7%
4,215	Cisco Systems, Inc. (c)	179,728
1,279	Radware Ltd. (b)	27,716
		207,444
	Consumer Finance – 0.3%
6,259	SoFi Technologies, Inc. (b)	32,985
	Diversified Telecommunication Services – 0.3%
768	Anterix, Inc. (b)	31,542

First Trust Nasdaq BuyWrite Income ETF (FTQI) (a)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities – 3.2%
2,116	Alliant Energy Corp. (c)	$124,019
1,554	MGE Energy, Inc. (c)	120,948
1,973	Otter Tail Corp. (c)	132,447
		377,414
	Electrical Equipment – 0.3%
3,947	Enovix Corp. (b)	35,168
	Electronic Equipment, Instruments & Components – 0.7%
1,602	ePlus, Inc. (b)	85,098
	Financial Services – 1.0%
12,625	FTAC Hera Acquisition Corp., Class A (b) (c)	123,725
	Food & Staples Retailing – 2.0%
500	Costco Wholesale Corp. (c)	239,640
	Food Products – 0.3%
677	Freshpet, Inc. (b)	35,130
	Health Care Equipment & Supplies – 1.2%
244	Insulet Corp. (b)	53,177
2,241	OrthoPediatrics Corp. (b)	96,699
		149,876
	Health Care Providers & Services – 0.5%
1,742	Premier, Inc., Class A	62,155
	Hotels, Restaurants & Leisure – 0.6%
757	Expedia Group, Inc. (b) (c)	71,786
	Household Products – 0.9%
2,852	Central Garden & Pet Co., Class A (b)	114,109
	Independent Power & Renewable Electricity Producers – 0.4%
4,350	Montauk Renewables, Inc. (b)	43,717
	Interactive Media & Services – 7.3%
120	Alphabet, Inc., Class A (b) (c)	261,511
120	Alphabet, Inc., Class C (b) (c)	262,494
1,830	Kanzhun Ltd., ADR (b)	48,093
1,881	Meta Platforms, Inc., Class A (b) (c)	303,311
		875,409
	Internet & Direct Marketing Retail – 4.5%
5,058	Amazon.com, Inc. (b) (c)	537,210
	IT Services – 0.3%
1,215	GDS Holdings Ltd., ADR (b)	40,569
	Leisure Products – 0.7%
2,804	Clarus Corp.	53,248
1,275	Mattel, Inc. (b)	28,471
		81,719
	Machinery – 0.2%
10,047	Sarcos Technology and Robotics Corp. (b)	26,725
	Media – 5.7%
5,020	Comcast Corp., Class A (c)	196,985
4,096	Fox Corp, Class B (c)	121,651

First Trust Nasdaq BuyWrite Income ETF (FTQI) (a)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Media (Continued)
1,111	Liberty Broadband Corp., Class A (b)	$126,154
1,066	Liberty Broadband Corp., Class C (b)	123,272
6,909	News Corp., Class B	109,784
		677,846
	Metals & Mining – 0.6%
666	Royal Gold, Inc. (c)	71,115
	Multi-Utilities – 0.4%
880	NorthWestern Corp.	51,858
	Real Estate Management & Development – 0.2%
852	Zillow Group, Inc., Class C (b)	27,051
	Road & Rail – 0.7%
2,159	Werner Enterprises, Inc.	83,208
	Semiconductors & Semiconductor Equipment – 11.0%
1,597	Advanced Micro Devices, Inc. (b) (c)	122,123
404	Broadcom, Inc. (c)	196,267
1,244	Canadian Solar, Inc. (b)	38,738
5,474	indie Semiconductor, Inc., Class A (b)	31,202
4,239	Intel Corp. (c)	158,581
5,320	Navitas Semiconductor Corp. (b)	20,535
1,297	Nova, Ltd. (b)	114,823
2,287	NVIDIA Corp. (c)	346,686
1,075	QUALCOMM, Inc. (c)	137,321
932	Texas Instruments, Inc. (c)	143,202
		1,309,478
	Software – 14.2%
3,477	ACI Worldwide, Inc. (b)	90,019
479	Adobe, Inc. (b) (c)	175,343
1,021	Check Point Software Technologies Ltd. (b) (c)	124,337
2,077	Materialise N.V., ADR (b)	28,289
4,542	Microsoft Corp. (c)	1,166,522
147	MicroStrategy, Inc., Class A (b)	24,152
1,390	Paycor HCM, Inc. (b)	36,140
297	Paylocity Holding Corp. (b)	51,803
		1,696,605
	Specialty Retail – 0.2%
4,612	Brilliant Earth Group, Inc., Class A (b)	21,907
	Technology Hardware, Storage & Peripherals – 11.3%
9,843	Apple, Inc. (c)	1,345,735
	Thrifts & Mortgage Finance – 1.0%
5,650	Enact Holdings, Inc. (c)	121,362
	Trading Companies & Distributors – 1.0%
2,426	Rush Enterprises, Inc., Class A	116,933
	Water Utilities – 1.0%
1,400	Middlesex Water Co. (c)	122,752
	Wireless Telecommunication Services – 2.5%
1,920	Shenandoah Telecommunications Co.	42,624
1,274	T-Mobile US, Inc. (b)	171,404

First Trust Nasdaq BuyWrite Income ETF (FTQI) (a)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Wireless Telecommunication Services (Continued)
5,860	Vodafone Group PLC, ADR	$91,299
		305,327
	Total Investments – 94.3%	11,275,790
	(Cost $12,298,941)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (1.1)%
(2)	NASDAQ-100 Index®	$(2,300,744)	$11,500.00	07/15/22	(48,600)
(2)	NASDAQ-100 Index®	(2,300,744)	12,500.00	07/15/22	(6,218)
(2)	NASDAQ-100 Index®	(2,300,744)	12,750.00	07/15/22	(2,888)
(2)	NASDAQ-100 Index®	(2,300,744)	11,750.00	08/19/22	(76,496)
	Total Call Options Written				(134,202)
	(Premiums received $427,126)

Net Other Assets and Liabilities – 6.8%	811,806
Net Assets – 100.0%	$11,953,394

(a)	As of May 11, 2022, the Fund changed its name and ticker symbol from First Trust Hedged BuyWrite Income ETF (FTLB).
(b)	Non-income producing security.
(c)	All or a portion of this security is pledged to cover options written.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 11,275,790	$ 11,275,790	$ —	$ —

LIABILITIES TABLE
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (134,202)	$ (134,202)	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Banks – 11.8%
4,911,133	Bank of America Corp.	$152,883,570
4,400,966	Citizens Financial Group, Inc.	157,070,477
1,386,919	JPMorgan Chase & Co.	156,180,949
9,082,476	KeyCorp	156,491,061
8,383,077	Regions Financial Corp.	157,182,694
3,452,207	US Bancorp	158,870,566
		938,679,317
	Capital Markets – 6.2%
560,296	Goldman Sachs Group (The), Inc.	166,419,118
5,926,800	Jefferies Financial Group, Inc.	163,698,216
2,150,402	Morgan Stanley	163,559,576
		493,676,910
	Chemicals – 4.0%
2,945,560	Corteva, Inc.	159,472,619
5,539,255	Huntsman Corp.	157,037,879
		316,510,498
	Communications Equipment – 1.9%
3,612,896	Cisco Systems, Inc.	154,053,885
	Consumer Finance – 7.6%
1,087,269	American Express Co.	150,717,229
1,461,516	Capital One Financial Corp.	152,275,352
1,660,270	Discover Financial Services	157,028,336
5,244,651	Synchrony Financial	144,857,261
		604,878,178
	Food Products – 2.0%
2,027,723	Archer-Daniels-Midland Co.	157,351,305
	Health Care Providers & Services – 6.5%
352,817	Elevance Health, Inc.	170,262,428
365,894	Humana, Inc.	171,264,004
346,776	UnitedHealth Group, Inc.	178,114,557
		519,640,989
	Household Durables – 2.1%
4,324,525	PulteGroup, Inc.	171,380,926
	Insurance – 10.3%
2,955,010	Aflac, Inc.	163,500,703
1,300,293	Allstate (The) Corp.	164,786,132
1,375,483	Cincinnati Financial Corp.	163,654,968
4,466,194	Fidelity National Financial, Inc.	165,070,530
1,714,382	Prudential Financial, Inc.	164,032,070
		821,044,403
	IT Services – 6.0%
2,357,341	Cognizant Technology Solutions Corp., Class A	159,096,944
504,566	Mastercard, Inc., Class A	159,180,482
Shares	Description	Value

	IT Services (Continued)
825,027	Visa, Inc., Class A	$162,439,566
		480,716,992
	Machinery – 4.0%
818,389	Cummins, Inc.	158,382,823
800,912	Snap-on, Inc.	157,803,692
		316,186,515
	Media – 4.0%
5,795,314	Interpublic Group of (The) Cos., Inc.	159,544,994
2,484,360	Omnicom Group, Inc.	158,030,140
		317,575,134
	Metals & Mining – 1.7%
4,635,220	Freeport-McMoRan, Inc.	135,626,537
	Oil, Gas & Consumable Fuels – 3.9%
1,403,796	EOG Resources, Inc.	155,035,230
706,875	Pioneer Natural Resources Co.	157,689,675
		312,724,905
	Paper & Forest Products – 1.9%
2,893,893	Louisiana-Pacific Corp.	151,668,932
	Pharmaceuticals – 4.3%
925,077	Johnson & Johnson	164,210,418
3,369,078	Pfizer, Inc.	176,640,760
		340,851,178
	Semiconductors & Semiconductor Equipment – 13.9%
1,745,113	Applied Materials, Inc.	158,770,381
4,240,294	Intel Corp.	158,629,398
502,557	KLA Corp.	160,355,888
373,727	Lam Research Corp.	159,263,761
987,173	NVIDIA Corp.	149,645,555
1,295,659	QUALCOMM, Inc.	165,507,481
1,043,707	Texas Instruments, Inc.	160,365,580
		1,112,538,044
	Software – 2.0%
633,005	Microsoft Corp.	162,574,674
	Specialty Retail – 3.7%
2,223,275	Best Buy Co., Inc.	144,935,297
1,318,895	Williams-Sonoma, Inc.	146,331,400
		291,266,697

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals – 2.0%
1,191,579	Apple, Inc.	$162,912,681
	Total Investments – 99.8%	7,961,858,700
	(Cost $9,268,325,006)
	Net Other Assets and Liabilities – 0.2%	12,748,250
	Net Assets – 100.0%	$7,974,606,950

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 7,961,858,700	$ 7,961,858,700	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.9%(a)
	Capital Markets – 99.9%
36,112,254	First Trust Energy AlphaDEX® Fund	$533,016,869
10,670,859	First Trust Industrials/Producer Durables AlphaDEX® Fund	513,588,444
7,982,369	First Trust Materials AlphaDEX® Fund	451,163,496
20,792,662	First Trust Nasdaq Food & Beverage ETF	533,331,780
21,383,986	First Trust Nasdaq Oil & Gas ETF	500,812,952
	Total Investments – 99.9%	2,531,913,541
	(Cost $2,694,712,136)
	Net Other Assets and Liabilities – 0.1%	3,624,665
	Net Assets – 100.0%	$2,535,538,206

(a)	Represents investments in affiliated funds.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 2,531,913,541	$ 2,531,913,541	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2022, and for the fiscal year-to-date period (October 1, 2021 to June 30, 2022) are as follows:
Security Name	Shares at 6/30/2022	Value at 9/30/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2022	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	—	$552,125,467	$489,487,672	$ (977,311,519)	$ (184,912,167)	$120,610,547	$ —	$2,332,656
First Trust Energy AlphaDEX® Fund	36,112,254	—	698,867,994	(133,046,113)	(28,621,068)	(4,183,944)	533,016,869	6,697,865
First Trust Industrials/Producer Durables AlphaDEX® Fund	10,670,859	552,378,296	528,636,338	(467,772,651)	(96,486,986)	(3,166,553)	513,588,444	5,758,221
First Trust Materials AlphaDEX® Fund	7,982,369	—	734,352,835	(191,538,242)	(88,135,191)	(3,515,906)	451,163,496	1,240,830
First Trust Nasdaq Food & Beverage ETF	20,792,662	—	596,419,694	(11,534,259)	(51,047,188)	(506,467)	533,331,780	—
First Trust Nasdaq Oil & Gas ETF	21,383,986	—	1,098,357,141	(686,232,417)	55,205,958	33,482,270	500,812,952	41,431
First Trust Nasdaq Transportation ETF	—	513,660,400	362,824,429	(857,633,271)	(111,437,490)	92,585,932	—	3,196,156
First Trust NASDAQ-100-Technology Sector Index Fund	—	545,036,466	347,535,180	(816,886,894)	(340,249,141)	264,564,389	—	2,771,339
First Trust Technology AlphaDEX® Fund	—	528,789,844	126,483,451	(684,609,978)	(288,506,301)	317,842,984	—	1,565,205
		$2,691,990,473	$4,982,964,734	$(4,826,565,344)	$(1,134,189,574)	$817,713,252	$2,531,913,541	$23,603,703

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Banks – 10.2%
25,063	1st Source Corp.	$1,137,860
44,045	Associated Banc-Corp.	804,262
71,053	First Commonwealth Financial Corp.	953,531
44,353	First Financial Bancorp	860,448
31,191	First Financial Corp.	1,388,000
22,727	First Merchants Corp.	809,536
110,354	FNB Corp.	1,198,444
63,625	Fulton Financial Corp.	919,381
24,520	German American Bancorp, Inc.	838,094
21,950	Heartland Financial USA, Inc.	911,803
12,353	Lakeland Financial Corp.	820,486
26,682	Mercantile Bank Corp.	852,490
28,915	MidWestOne Financial Group, Inc.	859,354
66,396	Old National Bancorp	981,997
7,527	Park National Corp.	912,649
36,058	Peoples Bancorp, Inc.	959,143
16,497	QCR Holdings, Inc.	890,673
10,183	Wintrust Financial Corp.	816,167
		16,914,318
	Commercial Services & Supplies – 4.9%
113,735	Aris Water Solution, Inc., Class A	1,897,100
50,136	Clean Harbors, Inc. (a)	4,395,423
67,153	Heritage-Crystal Clean, Inc. (a)	1,810,445
		8,102,968
	Construction & Engineering – 41.3%
275,401	APi Group Corp. (a)	4,122,753
97,417	Arcosa, Inc.	4,523,071
86,689	Argan, Inc.	3,235,234
61,455	Comfort Systems USA, Inc.	5,109,983
184,250	Construction Partners, Inc., Class A (a)	3,858,195
46,053	Dycom Industries, Inc. (a)	4,284,771
47,273	EMCOR Group, Inc.	4,867,228
153,397	Infrastructure and Energy Alternatives, Inc. (a)	1,231,778
67,165	MasTec, Inc. (a)	4,813,044
198,393	MDU Resources Group, Inc.	5,354,627
60,336	MYR Group, Inc. (a)	5,317,412
43,356	Northwest Pipe Co. (a)	1,298,079
40,126	NV5 Global, Inc. (a)	4,684,309
206,605	Primoris Services Corp.	4,495,725
40,270	Quanta Services, Inc.	5,047,442
181,295	Sterling Infrastructure, Inc. (a)	3,973,986
254,003	Tutor Perini Corp. (a)	2,230,146
		68,447,783
	Electrical Equipment – 11.5%
163,226	Array Technologies, Inc. (a)	1,797,118
Shares	Description	Value

	Electrical Equipment (Continued)
58,535	Atkore, Inc. (a)	$4,858,990
50,273	Encore Wire Corp.	5,224,370
29,698	Hubbell, Inc.	5,303,469
114,677	Shoals Technologies Group, Inc., Class A (a)	1,889,877
		19,073,824
	Machinery – 31.9%
140,392	Astec Industries, Inc.	5,725,186
145,152	Blue Bird Corp. (a)	1,336,850
85,751	Douglas Dynamics, Inc.	2,464,484
119,381	Evoqua Water Technologies Corp. (a)	3,881,076
165,505	Federal Signal Corp.	5,891,978
426,943	Mueller Water Products, Inc., Class A	5,008,041
57,167	Oshkosh Corp.	4,695,697
81,805	Proto Labs, Inc. (a)	3,913,551
30,011	RBC Bearings, Inc. (a)	5,550,535
151,182	Shyft Group (The), Inc.	2,810,473
118,952	SPX Corp. (a)	6,285,424
390,931	Wabash National Corp.	5,308,843
		52,872,138
	Total Investments – 99.8%	165,411,031
	(Cost $189,989,103)
	Net Other Assets and Liabilities – 0.2%	339,484
	Net Assets – 100.0%	$165,750,515

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 165,411,031	$ 165,411,031	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 61.8%
	Air Freight & Logistics – 1.2%
4,713	United Parcel Service, Inc., Class B	$860,311
	Banks – 12.7%
35,488	Cadence Bank	833,258
10,832	Comerica, Inc.	794,852
18,658	Fifth Third Bancorp	626,909
85,750	KeyCorp	1,477,473
5,149	M&T Bank Corp.	820,699
6,780	PNC Financial Services Group (The), Inc.	1,069,681
51,911	Regions Financial Corp.	973,331
15,081	Synovus Financial Corp.	543,670
114,493	Valley National Bancorp	1,191,872
16,888	Webster Financial Corp.	711,829
		9,043,574
	Biotechnology – 2.1%
9,584	AbbVie, Inc.	1,467,885
	Capital Markets – 0.8%
10,044	Ares Management Corp., Class A	571,102
	Chemicals – 2.7%
22,179	LyondellBasell Industries N.V., Class A	1,939,775
	Electric Utilities – 1.0%
15,185	Exelon Corp.	688,184
	Household Durables – 2.6%
97,129	Newell Brands, Inc.	1,849,336
	Insurance – 8.0%
9,938	Lincoln National Corp.	464,800
21,934	Principal Financial Group, Inc.	1,464,972
17,487	Prudential Financial, Inc.	1,673,156
62,664	Unum Group	2,131,830
		5,734,758
	Media – 1.4%
36,957	Interpublic Group of (The) Cos., Inc.	1,017,426
	Oil, Gas & Consumable Fuels – 26.1%
9,206	Chevron Corp.	1,332,845
52,409	Devon Energy Corp.	2,888,260
40,312	DT Midstream, Inc.	1,976,094
25,244	Exxon Mobil Corp.	2,161,896
36,006	ONEOK, Inc.	1,998,333
24,374	Phillips 66	1,998,424
8,483	Pioneer Natural Resources Co.	1,892,388
19,180	Valero Energy Corp.	2,038,450
73,531	Williams (The) Cos., Inc.	2,294,903
		18,581,593
Shares	Description	Value

	Pharmaceuticals – 1.5%
20,835	Pfizer, Inc.	$1,092,379
	Specialty Retail – 0.8%
3,242	Advance Auto Parts, Inc.	561,158
	Trading Companies & Distributors – 0.9%
2,624	Watsco, Inc.	626,664
	Total Common Stocks	44,034,145
	(Cost $48,980,964)
REAL ESTATE INVESTMENT TRUSTS – 37.7%
	Equity Real Estate Investment Trusts – 23.9%
23,941	American Campus Communities, Inc.	1,543,476
26,102	Apartment Income REIT Corp.	1,085,843
75,454	Brixmor Property Group, Inc.	1,524,926
22,743	CubeSmart	971,581
4,236	Extra Space Storage, Inc.	720,628
39,286	Iron Mountain, Inc.	1,912,836
42,669	Kimco Realty Corp.	843,566
16,240	Lamar Advertising Co., Class A	1,428,633
4,705	Life Storage, Inc.	525,360
18,468	National Storage Affiliates Trust	924,693
25,126	Regency Centers Corp.	1,490,223
57,341	Spirit Realty Capital, Inc.	2,166,343
41,206	STAG Industrial, Inc.	1,272,441
12,125	Ventas, Inc.	623,589
		17,034,138
	Mortgage Real Estate Investment Trusts – 13.8%
112,171	Blackstone Mortgage Trust, Inc., Class A	3,103,772
389,787	New Residential Investment Corp.	3,632,815
148,404	Starwood Property Trust, Inc.	3,100,159
		9,836,746
	Total Real Estate Investment Trusts	26,870,884
	(Cost $30,936,378)
	Total Investments – 99.5%	70,905,029
	(Cost $79,917,342)
	Net Other Assets and Liabilities – 0.5%	336,020
	Net Assets – 100.0%	$71,241,049

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 44,034,145	$ 44,034,145	$ —	$ —
Real Estate Investment Trusts*	26,870,884	26,870,884	—	—
Total Investments	$ 70,905,029	$ 70,905,029	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 100.0%(a)
	Capital Markets – 100.0%
831,230	First Trust Chindia ETF	$33,797,812
1,436,423	First Trust Dow Jones Global Select Dividend Index Fund	31,227,836
782,984	First Trust India NIFTY 50 Equal Weight ETF	32,274,601
1,837,644	First Trust Latin America AlphaDEX® Fund	29,990,350
1,014,527	First Trust United Kingdom AlphaDEX® Fund	32,028,617
	Total Investments – 100.0%	159,319,216
	(Cost $182,363,506)
	Net Other Assets and Liabilities – (0.0)%	(12,364)
	Net Assets – 100.0%	$159,306,852

(a)	Represents investments in affiliated funds.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 159,319,216	$ 159,319,216	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2022, and for the fiscal year-to-date period (October 1, 2021 to June 30, 2022) are as follows:
Security Name	Shares at 6/30/2022	Value at 9/30/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2022	Dividend Income
First Trust BICK Index Fund	—	$ 52,406,007	$ —	$ (54,637,984)	$ (6,305,717)	$ 8,537,694	$ —	$ —
First Trust Chindia ETF	831,230	—	32,454,125	(269,638)	1,595,962	17,363	33,797,812	42,796
First Trust Dow Jones Global Select Dividend Index Fund	1,436,423	—	39,683,295	(3,068,602)	(5,185,487)	(201,370)	31,227,836	780,441
First Trust Eurozone AlphaDEX® Fund	—	—	54,095,628	(48,158,214)	—	(5,937,414)	—	280,215
First Trust Germany AlphaDEX® Fund	—	52,146,239	1,776,695	(46,009,598)	(6,627,154)	(1,286,182)	—	146,489
First Trust India NIFTY 50 Equal Weight ETF	782,984	57,888,541	94,464	(19,072,393)	(9,059,640)	2,423,629	32,274,601	1,512,647
First Trust Latin America AlphaDEX® Fund	1,837,644	—	41,751,001	(4,808,031)	(6,486,883)	(465,737)	29,990,350	965,779
First Trust Switzerland AlphaDEX® Fund	—	50,668,510	1,607,980	(44,869,379)	(10,644,968)	3,237,857	—	240,132
First Trust United Kingdom AlphaDEX® Fund	1,014,527	51,626,570	4,031,717	(13,344,469)	(9,300,974)	(984,227)	32,028,617	1,372,925
		$264,735,867	$175,494,905	$(234,238,308)	$(52,014,861)	$5,341,613	$159,319,216	$5,341,424

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.9%(a)
	Capital Markets – 99.9%
1,276,393	First Trust Energy AlphaDEX® Fund	$18,839,561
2,082,415	First Trust Enhanced Short Maturity ETF	123,653,803
377,165	First Trust Industrials/Producer Durables AlphaDEX® Fund	18,152,951
282,139	First Trust Materials AlphaDEX® Fund	15,946,496
734,917	First Trust Nasdaq Food & Beverage ETF	18,850,621
755,816	First Trust Nasdaq Oil & Gas ETF	17,701,211
	Total Investments – 99.9%	213,144,643
	(Cost $218,463,683)
	Net Other Assets and Liabilities – 0.1%	129,929
	Net Assets – 100.0%	$213,274,572

(a)	Represents investments in affiliated funds.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 213,144,643	$ 213,144,643	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2022, and for the fiscal year-to-date period (October 1, 2021 to June 30, 2022) are as follows:
Security Name	Shares at 6/30/2022	Value at 9/30/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2022	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	—	$43,565,016	$37,286,547	$ (75,949,685)	$ (15,174,892)	$10,273,014	$ —	$178,597
First Trust Energy AlphaDEX® Fund	1,276,393	—	56,934,877	(37,912,730)	(920,219)	737,633	18,839,561	308,805
First Trust Enhanced Short Maturity ETF	2,082,415	—	135,212,457	(11,239,207)	(314,898)	(4,549)	123,653,803	201,973
First Trust Industrials/Producer Durables AlphaDEX® Fund	377,165	43,584,937	42,250,261	(62,008,032)	(5,375,498)	(298,717)	18,152,951	205,877
First Trust Materials AlphaDEX® Fund	282,139	—	59,572,028	(39,981,529)	(3,095,065)	(548,938)	15,946,496	147,830
First Trust Nasdaq Food & Beverage ETF	734,917	—	48,837,463	(27,256,977)	(1,734,850)	(995,015)	18,850,621	69,484
First Trust Nasdaq Oil & Gas ETF	755,816	—	86,261,412	(78,788,080)	2,290,838	7,937,041	17,701,211	388,726
First Trust Nasdaq Transportation ETF	—	40,529,967	26,751,967	(65,960,213)	(9,206,661)	7,884,940	—	95,330
First Trust NASDAQ-100-Technology Sector Index Fund	—	43,005,865	25,610,474	(62,900,116)	(14,879,858)	9,163,635	—	3,183
First Trust Technology AlphaDEX® Fund	—	41,724,071	9,483,888	(53,543,678)	(15,497,909)	17,833,628	—	—
		$212,409,856	$528,201,374	$(515,540,247)	$(63,909,012)	$51,982,672	$213,144,643	$1,599,805

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.7%
	Aerospace & Defense – 2.3%
9,829	Airbus SE	$952,263
6,059	Boeing (The) Co. (a)	828,386
2,432	Lockheed Martin Corp.	1,045,663
		2,826,312
	Automobiles – 3.0%
13,623	Bayerische Motoren Werke AG	1,048,731
66,184	Ford Motor Co.	736,628
16,600	Mercedes-Benz Group AG	960,606
1,289	Tesla, Inc. (a)	868,038
		3,614,003
	Banks – 25.2%
56,987	Australia & New Zealand Banking Group Ltd.	866,556
118,669	Axis Bank Ltd. (a)	956,895
196,511	Banco Bilbao Vizcaya Argentaria S.A.	891,796
343,808	Banco Santander S.A.	968,469
26,575	Bank of America Corp.	827,280
2,855,784	Bank of China Ltd., Class H	1,139,140
1,634,913	Bank of Communications Co., Ltd., Class H	1,129,279
521,762	Barclays PLC	972,528
19,878	BNP Paribas S.A.	945,005
301,536	BOC Hong Kong Holdings Ltd.	1,191,265
3,820,684	China CITIC Bank Corp., Ltd., Class H	1,709,053
140,164	China Merchants Bank Co., Ltd., Class H	937,785
19,694	Citigroup, Inc.	905,727
44,600	DBS Group Holdings Ltd.	952,802
179,628	First Abu Dhabi Bank PJSC	918,411
18,852	HDFC Bank, Ltd., ADR	1,036,106
173,131	HSBC Holdings PLC	1,128,790
99,852	ICICI Bank, Ltd., ADR	1,771,374
3,018,813	Industrial & Commercial Bank of China Ltd., Class H	1,792,790
109,281	ING Groep N.V., ADR (b)	1,084,068
8,196	JPMorgan Chase & Co.	922,952
16,386	KBC Group N.V.	919,373
47,009	Kotak Mahindra Bank Ltd.	988,783
465,856	Lloyds Banking Group PLC, ADR	950,346
175,963	Nordea Bank Abp	1,548,226
1,346,326	Postal Savings Bank of China Co., Ltd., Class H (c) (d)	1,068,921
9,989	Royal Bank of Canada	967,238
111,832	Sberbank of Russia PJSC, ADR (a) (e) (f) (g)	537
64,837	Westpac Banking Corp.	872,698
		30,364,193
Shares	Description	Value

	Capital Markets – 6.5%
21,616	Bank of New York Mellon (The) Corp.	$901,603
4,741	CME Group, Inc.	970,483
6,809	Deutsche Boerse AG	1,138,824
3,276	Goldman Sachs Group (The), Inc.	973,038
11,253	London Stock Exchange Group PLC	1,045,453
916	Partners Group Holding AG	825,374
2,824	S&P Global, Inc.	951,857
64,816	UBS Group AG	1,044,905
		7,851,537
	Communications Equipment – 2.8%
19,755	Cisco Systems, Inc.	842,353
222,842	Nokia Oyj, ADR	1,027,302
209,408	Telefonaktiebolaget LM Ericsson, Class B	1,561,284
		3,430,939
	Diversified Telecommunication Services – 6.3%
76,041	AT&T, Inc.	1,593,819
101,329	Deutsche Telekom AG	2,011,833
185,908	Emirates Telecommunications Group Co., PJSC	1,321,009
2,956	Swisscom AG	1,633,054
20,304	Verizon Communications, Inc.	1,030,428
		7,590,143
	Electric Utilities – 1.8%
101,436	Iberdrola S.A.	1,051,943
10,815	Verbund AG	1,057,990
		2,109,933
	Electronic Equipment, Instruments & Components – 0.9%
2,639	Samsung SDI Co., Ltd.	1,081,291
	Entertainment – 0.2%
18,250	Warner Bros Discovery, Inc. (a)	244,915
	Food & Staples Retailing – 1.5%
18,931	Kroger (The) Co.	896,004
7,578	Walmart, Inc.	921,333
		1,817,337
	Household Durables – 0.7%
10,788	Sony Corp., ADR	882,135
	Industrial Conglomerates – 2.1%
9,565	Honeywell International, Inc.	1,662,493

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Industrial Conglomerates (Continued)
7,969	Siemens AG	$810,809
		2,473,302
	Insurance – 6.1%
112,717	AIA Group Ltd.	1,221,719
4,951	Allianz SE	944,911
18,968	American International Group, Inc.	969,834
41,501	AXA S.A.	942,014
141,650	China Life Insurance Co., Ltd., ADR	1,223,856
16,814	MetLife, Inc.	1,055,751
153,454	Ping An Insurance Group Co. of China Ltd., Class H	1,043,326
		7,401,411
	Interactive Media & Services – 1.6%
13,047	Baidu, Inc., ADR (a)	1,940,480
	Internet & Direct Marketing Retail – 4.6%
18,977	Alibaba Group Holding Ltd., ADR (a)	2,157,305
12,011	Amazon.com, Inc. (a)	1,275,688
33,576	JD.com, Inc., ADR	2,156,251
		5,589,244
	IT Services – 12.2%
5,697	Accenture PLC, Class A	1,581,772
9,158	Capgemini SE	1,568,650
20,116	Cognizant Technology Solutions Corp., Class A	1,357,629
73,968	Infosys Ltd., ADR	1,369,148
14,181	International Business Machines Corp.	2,002,215
5,433	Mastercard, Inc., Class A	1,714,003
17,893	PayPal Holdings, Inc. (a)	1,249,647
37,160	Tata Consultancy Services Ltd.	1,537,313
5,459	Visa, Inc., Class A	1,074,822
232,944	Wipro Ltd., ADR	1,236,933
		14,692,132
	Marine – 1.1%
581	AP Moller - Maersk A.S., Class B	1,355,180
	Metals & Mining – 1.5%
30,755	BHP Group Ltd.	875,681
14,439	Rio Tinto PLC, ADR (b)	880,779
		1,756,460
	Multi-Utilities – 1.4%
144,544	Engie S.A.	1,661,074
Shares	Description	Value

	Oil, Gas & Consumable Fuels – 1.0%
224,508	Gazprom PJSC, ADR (e) (f) (g)	$13,812
20,909	Shell PLC, ADR	1,093,332
5,557	Woodside Energy Group Ltd.	122,129
		1,229,273
	Semiconductors & Semiconductor Equipment – 6.6%
16,564	Advanced Micro Devices, Inc. (a)	1,266,649
58,207	Infineon Technologies AG	1,408,444
37,792	Intel Corp.	1,413,799
23,288	Micron Technology, Inc.	1,287,361
7,783	NVIDIA Corp.	1,179,825
16,962	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,386,643
		7,942,721
	Software – 7.1%
6,175	Microsoft Corp.	1,585,925
23,006	Oracle Corp.	1,607,429
8,810	salesforce.com, Inc. (a)	1,454,002
16,327	SAP SE	1,487,362
15,467	VMware, Inc., Class A	1,762,929
4,731	Workday, Inc., Class A (a)	660,353
		8,558,000
	Specialty Retail – 0.8%
3,399	Home Depot (The), Inc.	932,244
	Technology Hardware, Storage & Peripherals – 1.1%
30,420	Samsung Electronics Co., Ltd.	1,335,444
	Wireless Telecommunication Services – 1.3%
139,100	Softbank Corp.	1,544,473
	Total Common Stocks	120,224,176
	(Cost $135,890,215)
MONEY MARKET FUNDS – 0.7%
860,069	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.39% (h) (i)	860,069
	(Cost $860,069)

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.7%
$808,879	BNP Paribas S.A., 1.44% (h), dated 6/30/22, due 7/1/22, with a maturity value of $808,911. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 5/31/28. The value of the collateral including accrued interest is $826,756. (i)	$808,879
	(Cost $808,879)
	Total Investments – 101.1%	121,893,124
	(Cost $137,559,163)
	Net Other Assets and Liabilities – (1.1)%	(1,298,917)
	Net Assets – 100.0%	$120,594,207

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,396,248 and the total value of the collateral held by the Fund is $1,668,948.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2022, securities noted as such are valued at $14,349 or 0.0% of net assets.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)	Rate shown reflects yield as of June 30, 2022.
(i)	This security serves as collateral for securities on loan.

ADR	American Depositary Receipt

Currency Exposure Diversification	% of Total Investments
United States Dollar	52.9%
Euro	18.3
Hong Kong Dollar	9.2
Swiss Franc	2.9
Indian Rupee	2.8
British Pound Sterling	2.6
Australian Dollar	2.2
South Korean Won	2.0
United Arab Emirates Dirham	1.8
Swedish Krona	1.3
Japanese Yen	1.3
Danish Krone	1.1
Canadian Dollar	0.8
Singapore Dollar	0.8
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 30,364,193	$ 30,363,656	$ —	$ 537
Oil, Gas & Consumable Fuels	1,229,273	1,215,461	—	13,812
Other industry categories*	88,630,710	88,630,710	—	—
Money Market Funds	860,069	860,069	—	—
Repurchase Agreements	808,879	—	808,879	—
Total Investments	$ 121,893,124	$ 121,069,896	$ 808,879	$ 14,349

*	See Portfolio of Investments for industry breakout.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.5%
	Aerospace & Defense – 6.9%
44,228	AeroVironment, Inc. (a)	$3,635,541
20,026	Elbit Systems Ltd.	4,570,557
1,566	Northrop Grumman Corp.	749,441
883,676	QinetiQ Group PLC	3,954,269
		12,909,808
	Auto Components – 6.4%
6,900	Aptiv PLC (a)	614,583
9,600	Continental AG	669,011
12,000	Denso Corp.	637,500
130,863	Gentex Corp.	3,660,238
393,348	Luminar Technologies, Inc. (a) (b)	2,332,554
11,291	Magna International, Inc.	619,876
183,860	Valeo	3,550,057
		12,083,819
	Automobiles – 0.8%
42,153	NIO, Inc., ADR (a)	915,563
967	Tesla, Inc. (a)	651,197
		1,566,760
	Communications Equipment – 1.9%
80,032	Ciena Corp. (a)	3,657,462
	Electrical Equipment – 3.3%
43,949	ABB Ltd.	1,172,096
8,268	Emerson Electric Co.	657,637
66,600	Mitsubishi Electric Corp.	712,239
20,000	Nidec Corp.	1,235,259
6,318	Rockwell Automation, Inc.	1,259,241
9,745	Schneider Electric SE	1,152,966
		6,189,438
	Electronic Equipment, Instruments & Components – 10.8%
27,820	Cognex Corp.	1,182,906
161,897	Delta Electronics, Inc.	1,206,053
41,808	FARO Technologies, Inc. (a)	1,288,941
334,671	Hexagon AB, Class B	3,476,018
3,400	Keyence Corp.	1,162,235
38,138	National Instruments Corp.	1,191,050
23,300	Omron Corp.	1,183,375
284,500	Topcon Corp.	3,707,223
59,768	Trimble, Inc. (a)	3,480,290
74,800	Yokogawa Electric Corp.	1,235,457
3,983	Zebra Technologies Corp., Class A (a)	1,170,803
		20,284,351
	Entertainment – 0.4%
50,500	DeNA Co., Ltd.	703,085
Shares	Description	Value

	Food & Staples Retailing – 0.3%
62,489	Ocado Group PLC (a)	$594,242
	Health Care Equipment & Supplies – 3.1%
647,620	Accuray, Inc. (a) (b)	1,269,335
560,800	CYBERDYNE, Inc. (a) (b)	1,322,642
5,918	Intuitive Surgical, Inc. (a)	1,187,802
7,319	Medtronic PLC	656,880
6,595	Omnicell, Inc. (a)	750,181
3,126	Stryker Corp.	621,855
		5,808,695
	Health Care Technology – 0.4%
21,503	Teladoc Health, Inc. (a)	714,115
	Household Durables – 2.0%
85,464	iRobot Corp. (a)	3,140,802
7,800	Sony Group Corp.	637,832
		3,778,634
	Industrial Conglomerates – 0.3%
5,589	Siemens AG	568,655
	Interactive Media & Services – 1.8%
322	Alphabet, Inc., Class A (a)	701,722
5,223	Baidu, Inc., ADR (a)	776,817
10,670	Kakao Corp.	574,424
3,149	NAVER Corp.	582,070
15,892	Tencent Holdings Ltd.	717,761
		3,352,794
	Internet & Direct Marketing Retail – 1.3%
7,632	Alibaba Group Holding Ltd., ADR (a)	867,606
6,098	Amazon.com, Inc. (a)	647,668
13,062	JD.com, Inc., ADR	838,842
		2,354,116
	IT Services – 4.3%
7,255	Akamai Technologies, Inc. (a)	662,599
155,221	Atos SE (a)	2,079,657
7,266	Endava PLC, ADR (a)	641,370
5,280	International Business Machines Corp.	745,483
27,400	Obic Co., Ltd.	3,875,339
		8,004,448
	Life Sciences Tools & Services – 3.0%
17,576	Azenta, Inc.	1,267,229
16,984	Illumina, Inc. (a)	3,131,170

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services (Continued)
4,157	Tecan Group AG	$1,207,061
		5,605,460
	Machinery – 9.6%
29,162	ANDRITZ AG	1,174,739
45,888	ATS Automation Tooling Systems, Inc. (a)	1,260,209
1,713,026	AutoStore Holdings Ltd. (a) (c) (d)	2,434,832
36,469	Cargotec OYJ, Class B	958,500
21,300	Daifuku Co., Ltd.	1,218,219
2,049	Deere & Co.	613,614
48,890	Duerr AG	1,125,105
8,200	FANUC Corp.	1,283,667
11,064	John Bean Technologies Corp.	1,221,687
37,400	Kawasaki Heavy Industries, Ltd.	701,250
27,953	Proto Labs, Inc. (a)	1,337,271
39,775	SFA Engineering Corp.	1,211,569
52,900	Shibaura Machine Co., Ltd.	1,029,694
47,903	Valmet Oyj	1,175,181
38,600	Yaskawa Electric Corp.	1,243,234
		17,988,771
	Pharmaceuticals – 0.4%
4,083	Johnson & Johnson	724,773
	Road & Rail – 0.3%
89,287	TuSimple Holdings, Inc., Class A (a) (b)	645,545
	Semiconductors & Semiconductor Equipment – 6.5%
7,197	Advanced Micro Devices, Inc. (a)	550,355
47,726	Ambarella, Inc. (a)	3,124,144
16,503	Intel Corp.	617,377
3,692	KLA Corp.	1,178,043
18,243	Micron Technology, Inc.	1,008,473
7,214	NVIDIA Corp.	1,093,570
7,099	NXP Semiconductors N.V.	1,050,865
9,405	QUALCOMM, Inc.	1,201,395
14,135	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,155,536
12,329	Teradyne, Inc.	1,104,062
		12,083,820
	Software – 34.0%
15,622	ANSYS, Inc. (a)	3,738,188
85,142	Appian Corp. (a)	4,032,325
3,528	Autodesk, Inc. (a)	606,675
8,658	Avalara, Inc. (a)	611,255
141,667	AVEVA Group PLC	3,881,877
672,268	BlackBerry Ltd. (a)	3,623,524
1,654,462	BrainChip Holdings Ltd. (a)	913,594
Shares	Description	Value

	Software (Continued)
214,969	C3.ai, Inc., Class A (a) (b)	$3,925,334
26,457	Cadence Design Systems, Inc. (a)	3,969,344
96,892	Dassault Systemes SE	3,565,506
107,970	Dynatrace, Inc. (a)	4,258,337
2,696	Microsoft Corp.	692,414
12,150	Netcompany Group A.S. (a) (c) (d)	663,859
20,467	Nice Ltd., ADR (a)	3,938,874
82,100	Pegasystems, Inc.	3,927,664
239,200	PKSHA Technology, Inc. (a) (b)	3,259,735
149,037	PROS Holdings, Inc. (a)	3,909,240
6,291	PTC, Inc. (a)	668,985
8,700	ServiceNow, Inc. (a)	4,137,024
12,742	Synopsys, Inc. (a)	3,869,745
238,267	UiPath, Inc., Class A (a)	4,334,077
173,143	Veritone, Inc. (a) (b)	1,130,624
		63,658,200
	Technology Hardware, Storage & Peripherals – 1.3%
124,611	3D Systems Corp. (a)	1,208,727
13,456	Samsung Electronics Co., Ltd.	590,721
43,700	Seiko Epson Corp.	618,396
		2,417,844
	Wireless Telecommunication Services – 0.4%
17,500	SoftBank Group Corp.	675,210
	Total Common Stocks	186,370,045
	(Cost $246,662,904)
REAL ESTATE INVESTMENT TRUSTS – 0.4%
	Equity Real Estate Investment Trusts – 0.4%
1,067	Equinix, Inc.	701,040
	(Cost $754,779)
MONEY MARKET FUNDS – 2.3%
4,212,070	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.39% (e) (f)	4,212,070
	(Cost $4,212,070)

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 2.1%
$3,961,375	BNP Paribas S.A., 1.44% (e), dated 6/30/22, due 7/1/22, with a maturity value of $3,961,533. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 5/31/28. The value of the collateral including accrued interest is $4,048,925. (f)	$3,961,375
	(Cost $3,961,375)
	Total Investments – 104.3%	195,244,530
	(Cost $255,591,128)
	Net Other Assets and Liabilities – (4.3)%	(8,075,854)
	Net Assets – 100.0%	$187,168,676

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $7,812,459 and the total value of the collateral held by the Fund is $8,173,445.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Rate shown reflects yield as of June 30, 2022.
(f)	This security serves as collateral for securities on loan.

ADR	American Depositary Receipt

Currency Exposure Diversification	% of Total Investments
United States Dollar	63.4%
Japanese Yen	13.5
Euro	8.2
British Pound Sterling	4.3
Israeli Shekel	2.3
Swedish Krona	1.8
South Korean Won	1.5
Norwegian Krone	1.3
Swiss Franc	1.2
Canadian Dollar	0.7
New Taiwan Dollar	0.6
Australian Dollar	0.5
Hong Kong Dollar	0.4
Danish Krone	0.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 186,370,045	$ 186,370,045	$ —	$ —
Real Estate Investment Trusts*	701,040	701,040	—	—
Money Market Funds	4,212,070	4,212,070	—	—
Repurchase Agreements	3,961,375	—	3,961,375	—
Total Investments	$ 195,244,530	$ 191,283,155	$ 3,961,375	$—

*	See Portfolio of Investments for industry breakout.

First Trust International Developed Capital Strength ETF (FICS)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 97.9%
	Aerospace & Defense – 2.3%
64,588	BAE Systems PLC	$652,728
	Banks – 3.9%
5,680	Bank of Montreal	546,201
8,656	Toronto-Dominion Bank (The)	567,630
		1,113,831
	Beverages – 4.0%
12,474	Diageo PLC	536,092
6,648	Heineken N.V.	606,109
		1,142,201
	Biotechnology – 2.1%
3,283	CSL Ltd.	609,714
	Building Products – 1.8%
1,078	Geberit AG	518,081
	Capital Markets – 4.0%
3,554	Deutsche Boerse AG	594,416
37,100	Japan Exchange Group, Inc.	535,391
		1,129,807
	Chemicals – 1.6%
1,925	Sika AG	443,618
	Commercial Services & Supplies – 1.9%
93,489	Rentokil Initial PLC	540,115
	Construction & Engineering – 1.7%
30,828	Skanska AB, Class B	472,527
	Diversified Financial Services – 1.7%
29,585	Investor AB, Class B	486,386
	Electrical Equipment – 3.8%
20,703	ABB Ltd.	552,138
7,312	Legrand S.A.	539,907
		1,092,045
	Electronic Equipment, Instruments & Components – 2.1%
10,700	Murata Manufacturing Co., Ltd.	583,264
	Entertainment – 1.8%
1,200	Nintendo Co., Ltd.	518,986
	Food & Staples Retailing – 2.0%
14,421	Alimentation Couche-Tard, Inc.	562,522
	Food Products – 6.1%
273	Barry Callebaut AG	609,113
5,852	Kerry Group PLC, Class A	560,152
Shares	Description	Value

	Food Products (Continued)
4,897	Nestle S.A.	$571,646
		1,740,911
	Health Care Providers & Services – 2.0%
24,491	Sonic Healthcare Ltd.	558,031
	Hotels, Restaurants & Leisure – 2.2%
26,243	Aristocrat Leisure Ltd.	622,767
	Insurance – 6.2%
4,459	Intact Financial Corp.	628,944
13,215	Sampo Oyj, Class A	574,996
11,812	Sun Life Financial, Inc.	541,230
		1,745,170
	IT Services – 4.5%
8,027	CGI, Inc. (a)	639,441
4,500	Obic Co., Ltd.	636,461
		1,275,902
	Machinery – 4.2%
12,859	Kone Oyj, Class B	611,253
3,146	Schindler Holding AG	573,737
		1,184,990
	Metals & Mining – 1.9%
18,609	BHP Group Ltd.	529,851
	Oil, Gas & Consumable Fuels – 1.9%
9,804	Canadian Natural Resources Ltd.	526,836
	Personal Products – 4.3%
1,655	L’Oreal S.A.	571,124
14,417	Unilever PLC	653,028
		1,224,152
	Pharmaceuticals – 9.9%
18,924	Chugai Pharmaceutical Co., Ltd.	483,979
27,884	GSK PLC	599,301
6,959	Novartis AG	589,363
5,496	Novo Nordisk A.S., Class B	609,570
1,554	Roche Holding AG	518,542
		2,800,755
	Professional Services – 10.3%
23,645	Bureau Veritas S.A.	605,841
237	SGS S.A.	542,445
1,786	Teleperformance	548,952
6,059	Thomson Reuters Corp.	631,648
6,038	Wolters Kluwer N.V.	585,675
		2,914,561
	Road & Rail – 2.0%
5,072	Canadian National Railway Co.	570,521

First Trust International Developed Capital Strength ETF (FICS)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software – 3.9%
373	Constellation Software, Inc.	$553,725
6,193	SAP SE	564,172
		1,117,897
	Trading Companies & Distributors – 3.8%
16,130	Bunzl PLC	533,877
4,935	Ferguson PLC	551,958
		1,085,835
	Total Common Stocks	27,764,004
	(Cost $32,259,561)
REAL ESTATE INVESTMENT TRUSTS – 1.7%
	Equity Real Estate Investment Trusts – 1.7%
38,391	Goodman Group	472,749
	(Cost $629,772)
	Total Investments – 99.6%	28,236,753
	(Cost $32,889,333)
	Net Other Assets and Liabilities – 0.4%	124,377
	Net Assets – 100.0%	$28,361,130

(a)	Non-income producing security.

Currency Exposure Diversification	% of Total Investments
Euro	22.5%
Canadian Dollar	20.4
Swiss Franc	17.4
British Pound Sterling	14.4
Australian Dollar	9.9
Japanese Yen	9.8
Swedish Krona	3.4
Danish Krone	2.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 27,764,004	$ 27,764,004	$ —	$ —
Real Estate Investment Trusts*	472,749	472,749	—	—
Total Investments	$ 28,236,753	$ 28,236,753	$—	$—

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Exchange-Traded Fund VI
June 30, 2022 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq Technology Dividend IndexTM, Nasdaq US Multi-Asset Diversified Income IndexSM, Nasdaq US Rising Dividend AchieversTM Index, Dorsey Wright Momentum Plus Dividend YieldTM Index, Nasdaq CTA Artificial Intelligence and Robotics IndexSM and The International Developed Capital Strength IndexSM (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright Momentum Dividend ETF, First Trust Dorsey Wright International Focus 5 ETF and First Trust Dorsey Wright Dynamic Focus 5 ETF are not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Indexes, which are determined, composed and calculated by Dorsey Wright without regard to First Trust or the Funds.
Richard Bernstein Advisors and Richard Bernstein Advisors American Industrial Renaissance® Index (“Index”) are trademarks and trade names of Richard Bernstein Advisors (“RBA”). The Fund is not sponsored, endorsed, sold or promoted by RBA and RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA’s only relationship to First Trust is the licensing of certain trademarks and trade names of RBA and of the Index, which is determined and composed by RBA without regard to First Trust or the Fund. RBA has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining or composing the Index. RBA is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. RBA has no obligation or liability in connection with the administration, marketing or trading of the Fund.
S&P International Dividend Aristocrats Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Indxx and Indxx Blockchain Index (“Index”) are trademarks of Indxx, LLC (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.